OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Finance lease liabilities	$ 9.3	$ 0.2
Derivatives	10.6	0.0
Other liabilities	0.0	2.9
Total other liabilities	19.9	3.1
Current portion of other liabilities	6.8	2.9
Non-current portion of other liabilities	$ 13.1	$ 0.2